Schedules of allowance for expected credit losses for other current assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedules Of Allowance For Expected Credit Losses For Other Current Assets
Balance at the beginning of year	$ 4,234	$ 3,647	$ 1,571
Recognized expected credit losses	2,615	609	2,168
Exchange realignment	297	(22)	(92)
Balance at the end of year	$ 7,146	$ 4,234	$ 3,647